Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2022
Entity Registrant Name	MML SERIES INVESTMENT FUND II
Entity Central Index Key	0001317146
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 17, 2023
Document Effective Date	May 01, 2023
Prospectus Date	May 01, 2023